Schedule of other receivables (Details) - SEK (kr) kr in Thousands	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Value Added Tax receivables	kr 36,637	kr 34,485
Receivables from suppliers	25,943	22,176
Income tax receivables	4,666	3,781
Other	2,919	16,323
Total other receivables	kr 70,165	kr 76,764